Segments, Customers And Geographic Information - Schedule of Long-Lived Assets by Geographic Areas (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Total long-lived assets	[1]	$ 3,886	$ 4,300
Israel [Member]
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Total long-lived assets		3,103	3,643
United States [Member]
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Total long-lived assets		356	480
Other [Member]
Schedule of Long-Lived Assets by Geographic Areas [Line Items]
Total long-lived assets		$ 427	$ 177

[1]	Long-lived assets are comprised of property and equipment, net and operating lease right-of use.